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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08657

                          Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2014 through April 30, 2015


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                                Pioneer Equity
                                Income Fund

--------------------------------------------------------------------------------
                                Semiannual Report | April 30, 2015
--------------------------------------------------------------------------------

                                Ticker Symbols:

                                Class A     PEQIX
                                Class C     PCEQX
                                Class K     PEQKX
                                Class R     PQIRX
                                Class Y     PYEQX
                                Class Z     PEZQX

                                [LOGO] PIONEER
                                       Investments(R)
                                visit us: us.pioneerinvestments.com

Table of Contents

President's Letter                                                             2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              9

Prices and Distributions                                                      10

Performance Update                                                            11

Comparing Ongoing Fund Expenses                                               17

Schedule of Investments                                                       19

Financial Statements                                                          26

Notes to Financial Statements                                                 36

Trustees, Officers and Service Providers                                      45


                      Pioneer Equity Income Fund | Semiannual Report | 4/30/15 1

President's Letter

Dear Shareowner,

At mid-year, economic conditions and government policies around the world are far from homogeneous, and we expect them to continue to diverge. In the United States, an ongoing economic expansion has brought the unemployment rate down to levels where wage growth is likely to accelerate. Economic growth and fiscal austerity have dramatically reduced the Federal budget deficit, while very accommodative Federal Reserve System policies have kept interest rates exceptionally low. In Europe and Japan, cyclical economic recoveries/expansions appear to be gaining traction, buttressed by aggressive quantitative easing policies of central banks as well as cheaper currencies. China's ongoing transition from an infrastructure investment-driven to a consumer-driven economy and the dramatic decline in the price of oil -- largely a result of U.S. "fracking" -- have benefited some countries while burdening others. On balance, though, the global economic outlook has continued to improve, although economic and geopolitical "storm clouds" remain.

Today's market environment presents numerous opportunities as well as challenges for investors. While we believe that the capital markets may already have priced in some recent trends, such as the U.S. dollar's appreciation against a basket of global currencies, it is worth noting that investment risks and opportunities are not always aligned with the economic outlook.

Since 1928, Pioneer's investment professionals have focused on identifying and capitalizing on the investment opportunities that present themselves in a variety of ever-changing economic and market conditions, including those we face today, while seeking to limit the risk of the permanent impairment of our clients' capital. Our ongoing goal is to deliver competitive returns consistent with our strategies' stated style and objectives and consistent with our shareholders' expectations over a range of market conditions. We believe our shareowners benefit from the experience and tenure of our investment teams, the insights generated from extensive research resources, and our commitment to prudent risk management.

2 Pioneer Equity Income Fund | Semiannual Report | 4/30/15

We encourage you to work with your financial advisor to develop an overall investment plan that addresses both your short- and long-term goals, and to implement such a plan in a disciplined manner, as we do when managing the assets our clients have entrusted to us.

We greatly appreciate your trust in us in the past and look forward to continuing to serve you in the future.

Sincerely,

/s/ Lisa M. Jones

Lisa M. Jones
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                      Pioneer Equity Income Fund | Semiannual Report | 4/30/15 3

Portfolio Management Discussion | 4/30/15

In the following interview, John Carey, Executive Vice President and Director of U.S. Portfolio Management at Pioneer Investments, discusses the investment environment during the six-month period ended April 30, 2015, and Pioneer Equity Income Fund's performance during the period. Mr. Carey is responsible for the day-to-day management of Pioneer Equity Income Fund.

Q How would you describe the market for equities during the six-month period ended April 30, 2015, particularly for the types of equities deemed appropriate for the Fund?

A The stock market was quite choppy during the six-month period. As measured by the Standard & Poor's 500 Index (+4.39%) and the Fund's benchmark, the Russell 1000 Value Index (+2.89%), stocks went up and down at frequent intervals, ending the period with a modest total return. Throughout the period, investors, heeding signals from the Federal Reserve System (the
     Fed), were nervous about the prospect of higher interest rates. The sharp drop in the price of oil that continued during much of the period also created anxiety, as opinions were mixed as to whether the decline was the consequence of greater production, particularly from shale fields in the United States, or was rather the result of slowing demand in a cooling global economy. Then, too, daily stories of geopolitical issues ranging from the Middle East, Africa, the Ukraine, and the Korean peninsula reminded investors of the ever-present and largely imponderable risks arising from international tension and instability. Greece and its financial woes also kept investors on edge about prospects for the euro region; and Brazil, Venezuela, and Argentina and their faltering economies diminished investors' hopes for the emerging markets.

     For value-oriented, dividend-paying stocks*, which are the focus of Pioneer Equity Income Fund, the period saw a waxing and waning of investor interest. In particular, the ever-present potential for the Fed to raise interest rates made investors skittish about cyclical stocks as well as utilities. During the six-month period, the Russell 1000 Growth Index, with a total return of 6.54%, significantly outperformed the Russell 1000 Value Index, which returned 2.89%. In a world economy that was sending mixed signals about the sustainability of earnings growth, investors favored companies appearing able to achieve earnings growth, regardless. Hence, stocks in the biotechnology and information-technology industries, in particular, attracted attention, and some with particular promise did especially well

*    Dividends are not guaranteed.

4 Pioneer Equity Income Fund | Semiannual Report | 4/30/15 over the period. Nonetheless, certain stocks in other industries also performed positively when investors perceived their prices to be supported by stable earnings and dividends.

Q How did the Fund perform in that environment during the six-month period ended April 30, 2015?

A Pioneer Equity Income Fund's Class A shares returned 4.16% at net asset value during the six-month period ended April 30, 2015, while the Fund's benchmark, the Russell 1000 Value Index (the Russell Index), returned 2.89%. During the same period, the average return of the 514 mutual funds in Lipper's Equity Income Funds category was 2.96%, and the average return of the 1,391 mutual funds in Morningstar's Large Value Funds category was 3.24%.

Q The Fund outperformed the Russell Index during the six-month period ended April 30, 2015. Could you please discuss the most significant reasons for the Fund's benchmark-relative outperformance?

A The Fund's strong benchmark-relative performance resulted from a combination of favorable sector allocation decisions and successful stock selection results. Energy was the worst-performing sector in the Russell Index during the period, and the Fund was both quite underweight the sector as well as invested in energy stocks that performed better than the sector average. The Fund's underweights to ExxonMobil and Chevron were especially contributory to the Fund's benchmark-relative performance during the period.

     The drop in the price of oil, so hurtful to results in the energy sector, was helpful to results in consumer discretionary, as investors figured that consumers would spend their savings at the gas pump on everything from clothes to entertainment to household appliances. The Fund was overweight consumer discretionary and invested in stocks in the sector that performed better than the sector average. A position in Cedar Fair was a big winner for the portfolio in the sector. Also benefiting the Fund's performance was a premium acquisition offer made for Kraft Foods, a company in the consumer staples sector. Meanwhile, in information technology, the Fund's position in Microchip Technology contributed positively to benchmark-relative returns.

     On the negative side, the Fund's overweight to the underperforming utilities sector detracted from benchmark-relative performance, as did stock selections in financials, industrials, and health care. A position in Canadian Imperial Bank of Commerce, which was dragged down by concerns that the energy slump would restrain economic growth in natural-resources-heavy

                    Pioneer Equity Income Fund | Semiannual Report | 4/30/15   5

     Canada, was a notable underperformer for the Fund in financials. In industrials, the portfolio's holdings of Gorman-Rupp, MSA Safety, and Canadian National Railway all declined in share price while the Industrials sector as a whole actually showed an above-average gain. And in health care, the Fund's underweights to strong performers Pfizer and UnitedHealth Group were the main causes of underperformance in the sector.

Q Could you highlight some of the changes you made to the Fund's portfolio during the six-month period ended April 30, 2015?

A The Fund added nine positions and eliminated 12 during the six-month period. In financials, we added American Express, Citizens Financial, JPMorgan Chase, and Progressive, while eliminating PNC Financial Services, Prudential Financial, and the aforementioned Canadian Imperial Bank of Commerce. In the cases of American Express and Citizens Financial, in particular, but also JPMorgan Chase and Progressive, we saw prospects for improvement from the companies' current earnings levels. With respect to purchases of Broadcom and International Business Machines (IBM) in information technology, BHP Billiton in materials, Kohls in consumer discretionary, and Raytheon in industrials, we similarly estimated earnings potential ahead of what the companies' share prices appeared to reflect.

     Sales during the period included positions we thought had reached reasonable value, for example American Water Works, PNC Financial Services, and Hewlett-Packard; other positions where we felt prospects had become less certain, such as Coca-Cola Enterprises, CSX, and Macy's; and, finally, stocks we just thought had less-compelling prospects than names we wished to purchase.

Q Did the Fund hold any derivatives during the six-month period ended April 30, 2015?

A    No. The Fund had no investments in derivatives during the period.

Q The Fund typically places an emphasis on dividend-paying stocks. Would you describe the environment for dividends as positive or negative during the six-month period ended April 30, 2015?

A On the whole, dividend-paying stocks continue to find investors in a low-interest-rate environment. However, the Fed has indicated its intent to raise interest rates, and that has made investors more cautious about stocks that derive a major part of their attractiveness from the dividends they pay rather than high earnings growth. Utilities and REITs (real estate investment trusts) have come under occasional pressure when investors have felt interest-rate increases might be coming sooner rather

6 Pioneer Equity Income Fund | Semiannual Report | 4/30/15 than later. The fact is, though, that as we write this letter, the Fed has still not acted, and commentators are quite mixed in their views as to when exactly the Fed will act. We would note that most estimates are for rather modest increases in interest rates if and when they do come. Our own view is that dividends on many stocks, and the potential growth in dividends, may permit dividend-paying stocks to continue competing with other asset classes in a moderately-rising interest-rate environment.

Q What is your outlook for the equity markets as we approach the middle of 2015?

A The stock market often sees rotation between sectors and industries with different valuation and earnings characteristics. While growth stocks did better than value stocks during the six-month period ended April 30, 2015, there have been many other periods in the history of the U.S. stock market when value has done better than growth. So-called macroeconomic factors, such as currency exchange rates, commodities prices, inventory levels, capacity utilization, employment levels, and interest rates, can push corporate results around and affect the behavior of equity investors. There can also be reactions among investors to news of political upheavals and war, as well as natural disasters.

     Most important to watch, we have always thought, is the level of earnings companies are able to achieve. Right now, we are cautious on the outlook for earnings, primarily because consumer spending, the most important contributor to the U.S. economy, has at least temporarily slowed, despite lower gasoline prices. We also note many economic issues in foreign economies and the issues' adverse effects on earnings of the U.S. multinational companies. At the same time, equity valuations as measured by price-to-earnings multiples are somewhat above their long-term averages, suggesting that many stocks are at least fairly valued if not expensive.

     While we are, then, cautious for the near term, we think, as always, that a longer-term expectation can still be quite positive. We meet almost every day with the managements of companies whose stocks we hold in one or another of our portfolios here at Pioneer, and we hear many of those managements describe exciting business opportunities. The key of course is to buy shares with potential for total return over time, and the task for us is to do careful analysis of the expectations built into the prices of shares. Our objective is to manage the portfolio in a way that takes into account both risks and opportunities.

     Thank you for your support.

                      Pioneer Equity Income Fund | Semiannual Report | 4/30/15 7

Please refer to the Schedule of Investments on pages 19-25 for a full listing of Fund securities.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus or summary prospectus containing this information. Read it carefully.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

8 Pioneer Equity Income Fund | Semiannual Report | 4/30/15

Portfolio Summary | 4/30/15

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                         89.3%
International Common Stocks                                                 7.0%
Depository Receipts for International Stocks                                3.7%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                                     20.0%
Consumer Staples                                               15.8%
Health Care                                                    12.8%
Materials                                                      11.0%
Utilities                                                       9.3%
Industrials                                                     9.3%
Consumer Discretionary                                          8.6%
Information Technology                                          7.7%
Energy                                                          3.9%
Telecommunication Services                                      1.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

  1. The Valspar Corp.                                                   3.91%
------------------------------------------------------------------------------
  2. Kraft Foods Group, Inc.                                             2.57
------------------------------------------------------------------------------
  3. The Gorman-Rupp Co.                                                 2.49
------------------------------------------------------------------------------
  4. Wells Fargo & Co.                                                   2.31
------------------------------------------------------------------------------
  5. Cedar Fair LP                                                       2.31
------------------------------------------------------------------------------
  6. The Chubb Corp.                                                     2.22
------------------------------------------------------------------------------
  7. Becton Dickinson and Co.                                            2.22
------------------------------------------------------------------------------
  8. US Bancorp/MN                                                       2.19
------------------------------------------------------------------------------
  9. Mondelez International, Inc.                                        1.99
------------------------------------------------------------------------------
 10. General Electric Co.                                                1.88
------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                      Pioneer Equity Income Fund | Semiannual Report | 4/30/15 9

Prices and Distributions | 4/30/15

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          Class                      4/30/15                          10/31/14
--------------------------------------------------------------------------------
           A                         $34.33                           $36.47
--------------------------------------------------------------------------------
           C                         $33.85                           $36.03
--------------------------------------------------------------------------------
           K                         $34.37                           $36.52
--------------------------------------------------------------------------------
           R                         $34.76                           $36.88
--------------------------------------------------------------------------------
           Y                         $34.63                           $36.77
--------------------------------------------------------------------------------
           Z                         $34.39                           $36.53
--------------------------------------------------------------------------------

Distributions per Share: 11/1/14-4/30/15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            Net
                        Investment         Short-Term              Long-Term
          Class           Income          Capital Gains           Capital Gains
--------------------------------------------------------------------------------
           A             $0.4610               $ --                 $3.1476
--------------------------------------------------------------------------------
           C             $0.3440               $ --                 $3.1476
--------------------------------------------------------------------------------
           K             $0.5251               $ --                 $3.1476
--------------------------------------------------------------------------------
           R             $0.3899               $ --                 $3.1476
--------------------------------------------------------------------------------
           Y             $0.5131               $ --                 $3.1476
--------------------------------------------------------------------------------
           Z             $0.4830               $ --                 $3.1476
--------------------------------------------------------------------------------

The Russell 1000 Value Index is an unmanaged index that measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 11-16.

10 Pioneer Equity Income Fund | Semiannual Report | 4/30/15

Performance Update | 4/30/15                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Equity Income Fund at public offering price during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2015)
--------------------------------------------------------------------------------
                        Net        Public        Russell
                        Asset      Offering      1000
                        Value      Price         Value
Period                  (NAV)      (POP)         Index
--------------------------------------------------------------------------------
10 Years                 7.58%      6.94%         7.51%
5 Years                 13.40      12.07         13.39
1 Year                   9.14       2.86          9.31
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2015)
--------------------------------------------------------------------------------
        Gross
--------------------------------------------------------------------------------
        1.09%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                            Pioneer Equity       Russell 1000
                            Income Fund          Value Index
4/30/2005                   $ 9,425              $10,000
4/30/2006                   $10,885              $11,831
4/30/2007                   $13,198              $13,977
4/30/2008                   $12,206              $12,723
4/30/2009                   $ 7,787              $ 7,735
4/30/2010                   $10,436              $11,005
4/30/2011                   $12,718              $12,682
4/30/2012                   $13,005              $12,812
4/30/2013                   $15,307              $15,606
4/30/2014                   $17,931              $18,867
4/30/2015                   $19,569              $20,624

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/15 11

Performance Update | 4/30/15                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Equity Income Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2015)
--------------------------------------------------------------------------------
                                     Russell
                                     1000
            If           If          Value
Period      Held         Redeemed    Index
--------------------------------------------------------------------------------
10 Years     6.77%        6.77%       7.51%
5 Years     12.56        12.56       13.39
1 Year       8.34         8.34        9.31
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2015)
--------------------------------------------------------------------------------
        Gross
--------------------------------------------------------------------------------
        1.80%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                Pioneer Equity          Russell 1000
                                Income Fund             Value Index
4/30/2005                       $10,000                 $10,000
4/30/2006                       $11,458                 $11,831
4/30/2007                       $13,787                 $13,977
4/30/2008                       $12,655                 $12,723
4/30/2009                       $ 8,008                 $ 7,735
4/30/2010                       $10,652                 $11,005
4/30/2011                       $12,882                 $12,682
4/30/2012                       $13,073                 $12,812
4/30/2013                       $15,277                 $15,606
4/30/2014                       $17,765                 $18,867
4/30/2015                       $19,246                 $20,624

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

12 Pioneer Equity Income Fund | Semiannual Report | 4/30/15

Performance Update | 4/30/15                                      Class K Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class K shares of Pioneer Equity Income Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2015)
--------------------------------------------------------------------------------
                Net           Russell
                Asset         1000
                Value         Value
Period          (NAV)         Index
--------------------------------------------------------------------------------
10 Years         7.68%         7.51%
5 Years         13.61         13.39
1 Year           9.53          9.31
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2015)
--------------------------------------------------------------------------------
                  Gross
--------------------------------------------------------------------------------
                  0.69%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                Pioneer Equity          Russell 1000
                                Income Fund             Value Index
4/30/2005                       $10,000                 $10,000
4/30/2006                       $11,550                 $11,831
4/30/2007                       $14,005                 $13,977
4/30/2008                       $12,953                 $12,723
4/30/2009                       $ 8,263                 $ 7,735
4/30/2010                       $11,074                 $11,005
4/30/2011                       $13,496                 $12,682
4/30/2012                       $13,800                 $12,812
4/30/2013                       $16,269                 $15,606
4/30/2014                       $19,141                 $18,867
4/30/2015                       $20,966                 $20,624

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class K shares for the period prior to the commencement of operations of Class K shares on December 19, 2012, is the net asset value performance of the Fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class K shares, the performance of Class K shares prior to their inception on December 19, 2012, would have been higher than the performance shown. For the period beginning December 19, 2012, the actual performance of Class K shares is reflected. Class K shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/15 13

Performance Update | 4/30/15                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Equity Income Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2015)
--------------------------------------------------------------------------------
                  Net            Russell
                  Asset          1000
                  Value          Value
Period            (NAV)          Index
--------------------------------------------------------------------------------
10 Years           7.31%          7.51%
5 Years           13.04          13.39
1 Year             8.73           9.31
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2015)
--------------------------------------------------------------------------------
         Gross
--------------------------------------------------------------------------------
         1.43%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                       Pioneer Equity        Russell 1000
                       Income Fund           Value Index
4/30/2005              $10,000               $10,000
4/30/2006              $11,534               $11,831
4/30/2007              $13,957               $13,977
4/30/2008              $12,887               $12,723
4/30/2009              $ 8,203               $ 7,735
4/30/2010              $10,973               $11,005
4/30/2011              $13,338               $12,682
4/30/2012              $13,595               $12,812
4/30/2013              $15,951               $15,606
4/30/2014              $18,628               $18,867
4/30/2015              $20,253               $20,624

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

14 Pioneer Equity Income Fund | Semiannual Report | 4/30/15

Performance Update | 4/30/15                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Equity Income Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2015)
--------------------------------------------------------------------------------
                  Net             Russell
                  Asset           1000
                  Value           Value
Period            (NAV)           Index
--------------------------------------------------------------------------------
10 Years           8.00%           7.51%
5 Years           13.80           13.39
1 Year             9.43            9.31
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2015)
--------------------------------------------------------------------------------
          Gross
--------------------------------------------------------------------------------
          0.79%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                       Pioneer Equity        Russell 1000
                       Income Fund           Value Index
4/30/2005              $ 5,000,000           $ 5,000,000
4/30/2006              $ 5,798,448           $ 5,915,248
4/30/2007              $ 7,058,928           $ 6,988,586
4/30/2008              $ 6,551,773           $ 6,361,663
4/30/2009              $ 4,199,053           $ 3,867,406
4/30/2010              $ 5,655,573           $ 5,502,449
4/30/2011              $ 6,923,763           $ 6,340,853
4/30/2012              $ 7,106,922           $ 6,406,173
4/30/2013              $ 8,394,069           $ 7,802,957
4/30/2014              $ 9,865,210           $ 9,433,418
4/30/2015              $10,795,362           $10,344,999

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/15 15

Performance Update | 4/30/15                                      Class Z Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class Z shares of Pioneer Equity Income Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2015)
--------------------------------------------------------------------------------
                Net           Russell
                Asset         1000
                Value         Value
Period          (NAV)         Index
--------------------------------------------------------------------------------
10 Years         7.84%         7.51%
5 Years         13.68         13.39
1 Year           9.28          9.31
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2015)
--------------------------------------------------------------------------------
         Gross
--------------------------------------------------------------------------------
         0.88%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                       Pioneer Equity              Russell 1000
                       Income Fund                 Value Index
4/30/2005              $10,000                     $10,000
4/30/2006              $11,550                     $11,831
4/30/2007              $14,005                     $13,977
4/30/2008              $12,995                     $12,723
4/30/2009              $ 8,319                     $ 7,735
4/30/2010              $11,202                     $11,005
4/30/2011              $13,701                     $12,682
4/30/2012              $14,044                     $12,812
4/30/2013              $16,570                     $15,606
4/30/2014              $19,460                     $18,867
4/30/2015              $21,267                     $20,624

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for Class Z shares for periods prior to the inception of Class Z shares on July 6, 2007, is the net asset value performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance for Class Z shares prior to their inception on July 6, 2007, would have been higher than the performance shown. For the period beginning July 6, 2007, the actual performance of Class Z shares is reflected. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

16 Pioneer Equity Income Fund | Semiannual Report | 4/30/15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on actual returns from November 1, 2014, through April 30, 2015.

-----------------------------------------------------------------------------------
Share Class             A         C         K         R         Y         Z
-----------------------------------------------------------------------------------
Beginning Account  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00
Value on 11/1/14
-----------------------------------------------------------------------------------
Ending Account     $1,041.60  $1,037.40  $1,043.10  $1,039.60  $1,042.70  $1,042.10
Value (after
expenses) on
4/30/15
-----------------------------------------------------------------------------------
Expenses Paid      $    5.32  $    9.04  $    3.39  $    7.08  $    3.90  $    4.56
During Period*
-----------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 1.05%, 1.79%, 0.67% 1.40%, 0.77%, and 0.90%, for Class A, Class C, Class K, Class
     R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/15 17

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from November 1, 2014, through April 30, 2015.

-----------------------------------------------------------------------------------
Share Class            A          C            K        R          Y          Z
-----------------------------------------------------------------------------------
Beginning Account  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00
Value on 11/1/14
-----------------------------------------------------------------------------------
Ending Account     $1,019.59  $1,015.92  $1,021.47  $1,017.85  $1,020.98  $1,020.33
Value (after
expenses) on
4/30/15
-----------------------------------------------------------------------------------
Expenses Paid      $    5.26  $    8.95  $    3.36  $    7.00  $    3.86  $    4.51
During Period*
-----------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 1.05%, 1.79%, 0.67% 1.40%, 0.77%, and 0.90%, for Class A, Class C, Class K, Class
     R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

18 Pioneer Equity Income Fund | Semiannual Report | 4/30/15

Schedule of Investments | 4/30/15 (unaudited)

--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               ENERGY -- 3.9%
               Oil & Gas Equipment & Services -- 0.1%
    95,096     Frank's International NV*                            $  1,977,997
--------------------------------------------------------------------------------
               Integrated Oil & Gas -- 1.6%
   304,500     Occidental Petroleum Corp.                           $ 24,390,450
--------------------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 0.3%
   145,820     Marathon Oil Corp.                                   $  4,535,002
--------------------------------------------------------------------------------
               Oil & Gas Refining & Marketing -- 1.4%
   213,015     Marathon Petroleum Corp.                             $ 20,996,889
--------------------------------------------------------------------------------
               Oil & Gas Storage & Transportation -- 0.5%
   155,006     Kinder Morgan, Inc./DE                               $  6,657,508
                                                                    ------------
               Total Energy                                         $ 58,557,846
--------------------------------------------------------------------------------
               MATERIALS -- 11.1%
               Diversified Chemicals -- 2.2%
   198,157     EI du Pont de Nemours & Co.                          $ 14,505,092
   340,000     The Dow Chemical Co.                                   17,340,000
                                                                    ------------
                                                                    $ 31,845,092
--------------------------------------------------------------------------------
               Specialty Chemicals -- 5.2%
     4,755     Givaudan SA                                          $  8,986,710
   200,454     Johnson Matthey Plc                                    10,289,779
   716,600     The Valspar Corp.                                      58,116,261
                                                                    ------------
                                                                    $ 77,392,750
--------------------------------------------------------------------------------
               Paper Packaging -- 1.6%
   250,000     MeadWestvaco Corp.                                   $ 12,200,000
   254,381     Sonoco Products Co.                                    11,368,287
                                                                    ------------
                                                                    $ 23,568,287
--------------------------------------------------------------------------------
               Diversified Metals & Mining -- 2.1%
   180,000     BHP Billiton, Ltd. (A.D.R.)                          $  9,232,200
   255,100     Compass Minerals International, Inc.                   22,532,983
                                                                    ------------
                                                                    $ 31,765,183
                                                                    ------------
               Total Materials                                      $164,571,312
--------------------------------------------------------------------------------
               CAPITAL GOODS -- 6.0%
               Aerospace & Defense -- 0.1%
    20,000     Raytheon Co.                                         $  2,080,000
--------------------------------------------------------------------------------
               Industrial Conglomerates -- 1.9%
 1,029,984     General Electric Co.                                 $ 27,891,967
--------------------------------------------------------------------------------
               Construction & Farm Machinery & Heavy Trucks -- 0.5%
   113,222     PACCAR, Inc.                                         $  7,399,058
--------------------------------------------------------------------------------
               Industrial Machinery -- 2.5%
 1,363,363     The Gorman-Rupp Co.+                                 $ 36,960,771
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/15 19

--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
               Trading Companies & Distributors -- 1.0%
     190,192   Rexel SA                                             $  3,599,127
     184,056   Wolseley Plc                                           10,936,554
                                                                    ------------
                                                                    $ 14,535,681
                                                                    ------------
               Total Capital Goods                                  $ 88,867,477
--------------------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES -- 2.4%
               Office Services & Supplies -- 0.6%
     192,664   MSA Safety, Inc.                                     $  8,812,451
--------------------------------------------------------------------------------
               Diversified Support Services -- 1.4%
     300,000   G&K Services, Inc.                                   $ 21,180,000
--------------------------------------------------------------------------------
               Human Resource & Employment Services -- 0.4%
      95,096   Randstad Holding NV                                  $  5,699,153
                                                                    ------------
               Total Commercial Services & Supplies                 $ 35,691,604
--------------------------------------------------------------------------------
               TRANSPORTATION -- 1.0%
               Railroads -- 1.0%
     221,477   Canadian National Railway Co.                        $ 14,289,696
                                                                    ------------
               Total Transportation                                 $ 14,289,696
--------------------------------------------------------------------------------
               CONSUMER DURABLES & APPAREL -- 1.7%
               Household Appliances -- 1.7%
     380,383   Electrolux AB                                        $ 11,437,033
      77,979   Whirlpool Corp.                                        13,693,112
                                                                    ------------
                                                                    $ 25,130,145
                                                                    ------------
               Total Consumer Durables & Apparel                    $ 25,130,145
--------------------------------------------------------------------------------
               CONSUMER SERVICES -- 3.3%
               Hotels, Resorts & Cruise Lines -- 1.0%
     290,357   InterContinental Hotels Group Plc                    $ 12,494,115
      60,765   InterContinental Hotels Group Plc (A.D.R.)              2,589,197
                                                                    ------------
                                                                    $ 15,083,312
--------------------------------------------------------------------------------
               Leisure Facilities -- 2.3%
     607,087   Cedar Fair LP                                        $ 34,257,919
                                                                    ------------
               Total Consumer Services                              $ 49,341,231
--------------------------------------------------------------------------------
               MEDIA -- 1.7%
               Movies & Entertainment -- 0.8%
     500,000   Regal Entertainment Group                            $ 11,000,000
--------------------------------------------------------------------------------
               Publishing -- 0.9%
     114,100   John Wiley & Sons, Inc. (Class A)                    $  6,490,008
     142,644   Meredith Corp.                                          7,423,194
                                                                    ------------
                                                                    $ 13,913,202
                                                                    ------------
               Total Media                                          $ 24,913,202
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20 Pioneer Equity Income Fund | Semiannual Report | 4/30/15

--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
               RETAILING -- 2.0%
               Department Stores -- 1.7%
   185,000     Kohl's Corp.                                         $ 13,255,250
   156,606     Nordstrom, Inc.                                        11,833,149
                                                                    ------------
                                                                    $ 25,088,399
--------------------------------------------------------------------------------
               Apparel Retail -- 0.3%
    72,983     Foot Locker, Inc.                                    $  4,338,839
                                                                    ------------
               Total Retailing                                      $ 29,427,238
--------------------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 14.6%
               Soft Drinks -- 2.6%
   353,400     Dr. Pepper Snapple Group, Inc.                       $ 26,356,572
   323,033     The Coca-Cola Co.                                      13,102,218
                                                                    ------------
                                                                    $ 39,458,790
--------------------------------------------------------------------------------
               Packaged Foods & Meats -- 12.0%
   533,153     Campbell Soup Co.                                    $ 23,837,271
   293,287     General Mills, Inc.                                    16,230,503
    80,712     John B Sanfilippo & Son, Inc.                           4,197,831
   301,010     Kellogg Co.                                            19,062,963
   450,600     Kraft Foods Group, Inc.                                38,188,350
   100,000     McCormick & Co., Inc.                                   7,530,000
   769,000     Mondelez International, Inc.                           29,506,530
   503,396     Pinnacle Foods, Inc.                                   20,412,708
   204,399     The Hershey Co.                                        18,788,356
                                                                    ------------
                                                                    $177,754,512
                                                                    ------------
               Total Food, Beverage & Tobacco                       $217,213,302
--------------------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 1.2%
               Household Products -- 1.2%
   167,210     The Clorox Co.                                       $ 17,740,981
                                                                    ------------
               Total Household & Personal Products                  $ 17,740,981
--------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 5.9%
               Health Care Equipment -- 3.9%
   163,900     Abbott Laboratories                                  $  7,608,238
   234,100     Becton Dickinson and Co.                               32,977,667
 1,026,557     Smith & Nephew Plc                                     17,596,708
                                                                    ------------
                                                                    $ 58,182,613
--------------------------------------------------------------------------------
               Health Care Distributors -- 2.0%
   149,887     Cardinal Health, Inc.                                $ 12,641,470
   509,300     Owens & Minor, Inc.                                    17,173,596
                                                                    ------------
                                                                    $ 29,815,066
                                                                    ------------
               Total Health Care Equipment & Services               $ 87,997,679
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/15 21

--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
               PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
               SCIENCES -- 7.0%
               Pharmaceuticals -- 7.0%
     161,663   AstraZeneca Plc (A.D.R.)                             $ 11,070,682
     246,583   Eli Lilly & Co.                                        17,721,920
     428,557   GlaxoSmithKline Plc (A.D.R.)                           19,777,906
     438,405   Merck & Co., Inc.                                      26,111,402
      71,322   Novartis AG (A.D.R.)                                    7,260,580
     339,116   Pfizer, Inc.                                           11,506,206
      95,096   Roche Holding AG (A.D.R.)                               3,412,044
     149,269   Zoetis, Inc.                                            6,630,529
                                                                    ------------
                                                                    $103,491,269
                                                                    ------------
               Total Pharmaceuticals, Biotechnology & Life Sciences $103,491,269
--------------------------------------------------------------------------------
               BANKS -- 9.1%
               Diversified Banks -- 5.9%
     931,564   Bank of America Corp.                                $ 14,839,815
      95,662   JPMorgan Chase & Co.                                    6,051,578
     758,700   US Bancorp/MN                                          32,525,469
     622,400   Wells Fargo & Co.                                      34,294,240
                                                                    ------------
                                                                    $ 87,711,102
--------------------------------------------------------------------------------
               Regional Banks -- 1.6%
     406,915   BB&T Corp.                                           $ 15,580,775
     299,847   Citizens Financial Group, Inc.                          7,811,014
                                                                    ------------
                                                                    $ 23,391,789
--------------------------------------------------------------------------------
               Thrifts & Mortgage Finance -- 1.6%
     978,343   New York Community Bancorp, Inc.                     $ 16,817,716
     530,000   People's United Financial, Inc.                         8,008,300
                                                                    ------------
                                                                    $ 24,826,016
                                                                    ------------
               Total Banks                                          $135,928,907
--------------------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 3.7%
               Consumer Finance -- 1.0%
     204,781   American Express Co.                                 $ 15,860,288
--------------------------------------------------------------------------------
               Asset Management & Custody Banks -- 2.1%
     263,511   Federated Investors, Inc. (Class B)                  $  9,064,778
      65,000   Northern Trust Corp.                                    4,754,750
     225,754   State Street Corp.                                     17,410,148
                                                                    ------------
                                                                    $ 31,229,676
--------------------------------------------------------------------------------
               Investment Banking & Brokerage -- 0.6%
     232,759   Morgan Stanley Co.                                   $  8,684,238
                                                                    ------------
               Total Diversified Financials                         $ 55,774,202
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22 Pioneer Equity Income Fund | Semiannual Report | 4/30/15

--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
               INSURANCE -- 4.2%
               Property & Casualty Insurance -- 4.2%
   335,587     The Chubb Corp.                                      $ 33,004,981
   283,525     The Progressive Corp.                                   7,558,776
   223,272     The Travelers Companies, Inc.                          22,575,032
                                                                    ------------
                                                                    $ 63,138,789
                                                                    ------------
               Total Insurance                                      $ 63,138,789
--------------------------------------------------------------------------------
               REAL ESTATE -- 2.9%
               Hotel REIT -- 0.6%
   293,416     Chesapeake Lodging Trust                             $  9,315,958
--------------------------------------------------------------------------------
               Office REIT -- 0.4%
    68,671     Alexandria Real Estate Equities, Inc.                $  6,343,827
--------------------------------------------------------------------------------
               Residential REIT -- 0.7%
   128,333     Camden Property Trust                                $  9,635,242
--------------------------------------------------------------------------------
               Retail REIT -- 0.5%
   331,872     Kimco Realty Corp.                                   $  7,998,115
--------------------------------------------------------------------------------
               Specialized REIT -- 0.7%
   359,003     Outfront Media, Inc.                                 $ 10,310,566
                                                                    ------------
               Total Real Estate                                    $ 43,603,708
--------------------------------------------------------------------------------
               SOFTWARE & SERVICES -- 1.9%
               IT Consulting & Other Services -- 1.0%
    89,674     International Business Machines Corp.                $ 15,360,259
--------------------------------------------------------------------------------
               Systems Software -- 0.9%
   276,629     Microsoft Corp.                                      $ 13,455,235
                                                                    ------------
               Total Software & Services                            $ 28,815,494
--------------------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT -- 0.5%
               Computer Storage & Peripherals -- 0.5%
   252,890     EMC Corp.                                            $  6,805,270
                                                                    ------------
               Total Technology Hardware & Equipment                $  6,805,270
--------------------------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.4%
               Semiconductor Equipment -- 0.3%
    81,814     Cabot Microelectronics Corp.*                        $  3,869,802
--------------------------------------------------------------------------------
               Semiconductors -- 5.1%
   110,684     Analog Devices, Inc.                                 $  6,844,699
   341,672     Broadcom Corp.                                         15,103,611
   288,426     Linear Technology Corp.                                13,305,091
   523,502     Microchip Technology, Inc.                             24,947,488
   717,266     NVIDIA Corp.                                           15,919,719
                                                                    ------------
                                                                    $ 76,120,608
                                                                    ------------
               Total Semiconductors & Semiconductor Equipment       $ 79,990,410
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/15 23

----------------------------------------------------------------------------------
Shares                                                              Value
----------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES -- 1.0%
               Integrated Telecommunication Services -- 1.0%
    2,400,000  Singapore Telecommunications, Ltd.                   $    8,028,999
      140,000  Verizon Communications, Inc.                              7,061,600
                                                                    --------------
                                                                    $   15,090,599
                                                                    --------------
               Total Telecommunication Services                     $   15,090,599
----------------------------------------------------------------------------------
               UTILITIES -- 9.4%
               Electric Utilities -- 3.0%
     273,068   American Electric Power Co., Inc.                    $   15,529,377
     210,000   Eversource Energy                                        10,239,600
     114,020   NextEra Energy, Inc.*                                    11,508,039
     200,000   Westar Energy, Inc.                                       7,530,000
                                                                    --------------
                                                                    $   44,807,016
----------------------------------------------------------------------------------
               Gas Utilities -- 3.2%
     352,330   AGL Resources, Inc.                                  $   17,711,629
     230,200   National Fuel Gas Co.                                    14,836,390
     622,877   Questar Corp.                                            14,600,237
                                                                    --------------
                                                                    $   47,148,256
----------------------------------------------------------------------------------
               Multi-Utilities -- 3.2%
     442,569   Alliant Energy Corp.                                 $   26,762,147
     498,500   Ameren Corp.                                             20,408,590
                                                                    --------------
                                                                    $   47,170,737
                                                                    --------------
               Total Utilities                                      $  139,126,009
----------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $1,043,643,157)                                $1,485,506,370
----------------------------------------------------------------------------------
               TOTAL INVESTMENT IN SECURITIES -- 99.9%
               (Cost $1,043,643,157) (a)                            $1,485,506,370
----------------------------------------------------------------------------------
               OTHER ASSETS & LIABILITIES -- 0.1%                   $    1,321,893
----------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                           $1,486,828,263
----------------------------------------------------------------------------------

*           Non-income producing security.

(A.D.R.)    American Depositary Receipts.

REIT        Real Estate Investment Trust.

+ Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

The accompanying notes are an integral part of these financial statements.

24 Pioneer Equity Income Fund | Semiannual Report | 4/30/15

(a) At April 30, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,028,854,659 was as follows:

          Aggregate gross unrealized appreciation for all investments in which
            there is an excess of value over tax cost                           $ 465,302,740

          Aggregate gross unrealized depreciation for all investments in which
            there is an excess of tax cost over value                              (8,651,029)
                                                                                -------------
          Net unrealized appreciation                                           $ 456,651,711
                                                                                =============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2015 aggregated $153,844,855 and $212,985,951, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - quoted prices in active markets for identical securities.

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments:

----------------------------------------------------------------------------------
                            Level 1           Level 2    Level 3    Total
----------------------------------------------------------------------------------
Common Stocks               $1,485,506,370    $--        $--        $1,485,506,370
----------------------------------------------------------------------------------
 Total                      $1,485,506,370    $--        $--        $1,485,506,370
==================================================================================

During the six months ended April 30, 2015, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/15 25

Statement of Assets and Liabilities | 4/30/15 (unaudited)

ASSETS:
  Investment in securities of unaffiliated issuers, at value
     (cost $1,036,686,393)                                                     $1,448,545,599
  Investment in securities of affiliated issuers, at value (cost $6,956,764)       36,960,771
---------------------------------------------------------------------------------------------
     Total investments in securities, at value (cost $1,043,643,157)           $1,485,506,370
  Foreign currency (cost $449,700)                                                    457,512
  Receivables --
     Fund shares sold                                                               1,303,183
     Dividends                                                                      2,228,309
  Other assets                                                                         73,738
---------------------------------------------------------------------------------------------
         Total assets                                                          $1,489,569,112
=============================================================================================
LIABILITIES:
   Payables --
      Fund shares repurchased                                                  $      901,550
   Net unrealized depreciation on forward foreign currency contracts                      110
   Due to affiliates                                                                  443,953
   Due to custodian                                                                 1,320,140
   Trustee fees                                                                         6,822
   Accrued expenses                                                                    68,274
---------------------------------------------------------------------------------------------
         Total liabilities                                                     $    2,740,849
=============================================================================================
NET ASSETS:
  Paid-in capital                                                              $  991,114,302
  Undistributed net investment income                                              16,312,304
  Accumulated net realized gain on investments                                     37,656,403
  Net unrealized appreciation on investments                                      441,863,213
  Net unrealized depreciation on forward foreign currency contracts and
     other assets and liabilities denominated in foreign currencies                  (117,959)
---------------------------------------------------------------------------------------------
         Total net assets                                                      $1,486,828,263
=============================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
   Class A (based on $748,867,088/21,815,289 shares)                           $        34.33
   Class C (based on $122,328,050/3,613,666 shares)                            $        33.85
   Class K (based on $15,685,908/456,334 shares)                               $        34.37
   Class R (based on $75,296,863/2,166,042 shares)                             $        34.76
   Class Y (based on $523,527,276/15,116,331 shares)                           $        34.63
   Class Z (based on $1,123,078/32,658 shares)                                 $        34.39
MAXIMUM OFFERING PRICE:
   Class A ($34.33 (divided by) 94.25%)                                        $        36.42
=============================================================================================

The accompanying notes are an integral part of these financial statements.

26 Pioneer Equity Income Fund | Semiannual Report | 4/30/15

Statement of Operations (unaudited)

For the Six Months Ended 4/30/15

INVESTMENT INCOME:
   Dividends (including income from affiliated issuers of
      $279,704 and net of foreign tax withheld of $117,979)     $23,594,713
---------------------------------------------------------------------------------------------
         Total investment income                                               $   23,594,713
=============================================================================================
EXPENSES:
  Management fees                                               $ 4,501,879
  Transfer agent fees and expenses
     Class A                                                        225,473
     Class B*                                                         1,154
     Class C                                                         23,181
     Class K                                                            706
     Class R                                                          2,012
     Class Y                                                            983
     Class Z                                                            519
  Distribution fees
     Class A                                                        955,313
     Class B*                                                         2,832
     Class C                                                        599,447
     Class R                                                        194,139
  Shareholder communications expense                                761,144
  Administrative reimbursement                                      213,288
  Custodian fees                                                     14,253
  Registration fees                                                  46,246
  Professional fees                                                  37,395
  Printing expense                                                   11,254
  Fees and expenses of nonaffiliated Trustees                        34,934
  Miscellaneous                                                      55,853
---------------------------------------------------------------------------------------------
     Total expenses                                                            $    7,682,005
---------------------------------------------------------------------------------------------
         Net investment income                                                 $   15,912,708
=============================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
     Investments                                                $37,946,181
     Forward foreign currency contracts and other assets
        and liabilities denominated in foreign currencies          (124,793)   $   37,821,388
---------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) on:
     Investments                                                $ 8,152,407
     Forward foreign currency contracts and other assets
        and liabilities denominated in foreign currencies           (15,725)   $    8,136,682
---------------------------------------------------------------------------------------------
  Net gain on investments and foreign currency transactions                    $   45,958,070
---------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                         $   61,870,778
=============================================================================================

*    Class B shares converted to Class A shares on November 10, 2014.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/15 27

Statements of Changes in Net Assets

----------------------------------------------------------------------------------------------
                                                              Six Months
                                                              Ended
                                                              4/30/15           Year Ended
                                                              (unaudited)       10/31/14
----------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                         $    15,912,708   $   38,775,202
Net realized gain on investments and foreign
  currency transactions                                            37,821,388      128,186,771
Change in net unrealized appreciation on investments
  and foreign currency transactions                                 8,136,682        8,751,709
----------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations    $    61,870,778   $  175,713,682
==============================================================================================
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
      Class A ($0.46 and $0.80 per share, respectively)       $   (10,512,970)  $  (18,352,204)
      Class B* ($0.00 and $0.40 per share, respectively)                  --          (135,583)
      Class C ($0.34 and $0.55 per share, respectively)            (1,217,970)      (1,761,651)
      Class K ($0.53 and $0.94 per share, respectively)              (197,470)         (97,088)
      Class R ($0.39 and $0.67 per share, respectively)              (887,854)      (1,598,587)
      Class Y ($0.51 and $0.91 per share, respectively)            (7,606,721)     (12,885,265)
      Class Z ($0.48 and $0.85 per share, respectively)               (18,421)         (52,341)
Net realized gain:
      Class A ($3.15 and $1.15 per share, respectively)       $   (66,682,486)  $  (26,460,393)
      Class B* ($0.00 and $1.15 per share, respectively)                   --         (449,286)
      Class C ($3.15 and $1.15 per share, respectively)           (10,128,292)      (3,553,217)
      Class K ($3.15 and $1.15 per share, respectively)              (961,946)          (3,933)
      Class R ($3.15 and $1.15 per share, respectively)            (6,797,737)      (2,944,529)
      Class Y ($3.15 and $1.15 per share, respectively)           (43,627,159)     (15,774,041)
      Class Z ($3.15 and $1.15 per share, respectively)              (116,535)         (94,442)
----------------------------------------------------------------------------------------------
         Total distributions to shareowners                   $  (148,755,561)  $  (84,162,560)
----------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange of shares                  $   202,901,746   $  309,566,344
Reinvestment of distributions                                     131,980,168       74,758,846
Cost of shares repurchased                                       (258,706,090)    (460,644,848)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
         Fund share transactions                              $    76,175,824   $  (76,319,658)
----------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets                   $   (10,708,959)  $   15,231,464
NET ASSETS:
Beginning of period                                             1,497,537,222    1,482,305,758
----------------------------------------------------------------------------------------------
End of period                                                 $ 1,486,828,263   $1,497,537,222
----------------------------------------------------------------------------------------------
Undistributed net investment income                           $    16,312,304     $ 20,841,002
==============================================================================================

*    Class B shares converted to Class A shares on November 10, 2014.

The accompanying notes are an integral part of these financial statements.

28 Pioneer Equity Income Fund | Semiannual Report | 4/30/15

-------------------------------------------------------------------------------------------
                                '15 Shares   '15 Amount
                                (unaudited)  (unaudited)        '14 Shares  '14 Amount
-------------------------------------------------------------------------------------------
Class A
Shares sold                      1,938,251   $   67,704,548     3,386,585   $  118,220,828
Reinvestment of distributions    2,157,440       74,005,829     1,259,648       43,052,042
Less shares repurchased         (3,388,894)    (117,561,928)   (7,588,919)    (265,225,868)
-------------------------------------------------------------------------------------------
   Net increase (decrease)         706,797   $   24,148,449    (2,942,686)  $ (103,952,998)
===========================================================================================
Class B*
Shares sold or exchanged                --   $           --        11,816   $      402,086
Reinvestment of distributions           --               --        16,387          551,481
Less shares repurchased           (284,163)     (10,448,255)     (147,775)      (5,102,064)
-------------------------------------------------------------------------------------------
   Net decrease                   (284,163)  $  (10,448,255)     (119,572)  $   (4,148,497)
===========================================================================================
Class C
Shares sold                        492,010   $   16,784,553       557,786   $   19,152,401
Reinvestment of distributions      235,290        7,957,934       110,592        3,720,045
Less shares repurchased           (327,014)     (11,185,733)     (545,471)     (18,857,316)
-------------------------------------------------------------------------------------------
   Net increase                    400,286   $   13,556,754       122,907   $    4,015,130
===========================================================================================
Class K
Shares sold                        174,545   $    6,064,414       321,601   $   11,597,482
Reinvestment of distributions       33,179        1,139,785         2,819          100,616
Less shares repurchased            (48,505)      (1,677,369)      (30,712)      (1,095,715)
-------------------------------------------------------------------------------------------
   Net increase                    159,219   $    5,526,830       293,708   $   10,602,383
===========================================================================================
Class R
Shares sold                        214,229   $    7,575,262       365,050   $   12,872,885
Reinvestment of distributions      216,835        7,527,013       129,561        4,463,805
Less shares repurchased           (408,183)     (14,264,285)     (829,085)     (29,056,585)
-------------------------------------------------------------------------------------------
   Net increase (decrease)          22,881   $      837,990      (334,474)  $  (11,719,895)
===========================================================================================
Class Y
Shares sold                      2,998,660   $  104,631,503     4,181,507   $  146,976,992
Reinvestment of distributions    1,190,774       41,216,659       658,068       22,725,568
Less shares repurchased         (2,955,062)    (103,197,429)   (3,914,688)    (139,019,101)
-------------------------------------------------------------------------------------------
   Net increase                  1,234,372   $   42,650,733       924,887   $   30,683,459
===========================================================================================
Class Z
Shares sold                          3,972   $      141,466         9,802   $      343,670
Reinvestment of distributions        3,869          132,948         4,268          145,289
Less shares repurchased            (10,791)        (371,091)      (65,295)      (2,288,199)
-------------------------------------------------------------------------------------------
   Net decrease                     (2,950)  $      (96,677)      (51,225)  $   (1,799,240)
===========================================================================================

*    Class B shares converted to Class A shares on November 10, 2014.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/15 29

Financial Highlights

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Six Months
                                                                 Ended        Year       Year       Year       Year       Year
                                                                 4/30/15      Ended      Ended      Ended      Ended      Ended
                                                                 (unaudited)  10/31/14   10/31/13   10/31/12   10/31/11   10/31/10
-----------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                             $  36.47     $  34.35   $  27.96   $  26.19   $  23.92   $  20.24
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                                  $   0.33     $   0.96   $   0.75   $   1.05   $   0.48   $   0.46
   Net realized and unrealized gain (loss) on investments            1.14         3.11       6.53       1.56       2.20       3.63
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations               $   1.47     $   4.07   $   7.28   $   2.61   $   2.68   $   4.09
-----------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                         $  (0.46)    $  (0.80)  $  (0.89)  $  (0.84)  $  (0.41)  $  (0.40)
   Net realized gain                                                (3.15)       (1.15)        --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              $  (3.61)    $  (1.95)  $  (0.89)  $  (0.84)  $  (0.41)  $  (0.40)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                       $  (2.14)    $   2.12   $   6.39   $   1.77   $   2.27   $   3.69
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $  34.33     $  36.47   $  34.35   $  27.96   $  26.19   $  23.92
===================================================================================================================================
Total return*                                                        4.16%       12.33%     26.52%     10.09%     11.26%     20.36%
Ratio of net expenses to average net assets                          1.05%**      1.09%      1.10%      1.14%      1.15%      1.19%
Ratio of net investment income (loss) to average net assets          2.11%**      2.56%      2.39%      3.86%      1.78%      1.93%
Portfolio turnover rate                                                21%**        29%        26%        49%        24%        15%
Net assets, end of period (in thousands)                         $748,867     $769,869   $826,039   $679,254   $630,087   $606,693
===================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

The accompanying notes are an integral part of these financial statements.

30 Pioneer Equity Income Fund | Semiannual Report | 4/30/15

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Six Months
                                                                 Ended        Year       Year       Year       Year       Year
                                                                 4/30/15      Ended      Ended      Ended      Ended      Ended
                                                                 (unaudited)  10/31/14   10/31/13   10/31/12   10/31/11   10/31/10
-----------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                             $  36.03     $  33.94   $  27.64   $  25.91   $  23.66   $ 20.01
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                                  $   0.18     $   0.62   $   0.47   $   0.84   $   0.27   $  0.32
   Net realized and unrealized gain (loss) on investments            1.13         3.17       6.50       1.54       2.20      3.55
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations               $   1.31     $   3.79   $   6.97   $   2.38   $   2.47   $  3.87
-----------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                         $  (0.34)    $  (0.55)  $  (0.67)  $  (0.65)  $  (0.22)  $ (0.22)
   Net realized gain                                                (3.15)       (1.15)        --         --         --        --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              $  (3.49)    $  (1.70)  $  (0.67)  $  (0.65)  $  (0.22)  $ (0.22)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                       $  (2.18)    $   2.09   $   6.30   $   1.73   $   2.25   $  3.65
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $  33.85     $  36.03   $  33.94   $  27.64   $  25.91   $ 23.66
===================================================================================================================================
Total return*                                                        3.74%       11.57%     25.61%      9.26%     10.45%    19.46%
Ratio of net expenses to average net assets                          1.79%**      1.80%      1.84%      1.86%      1.91%     1.96%
Ratio of net investment income (loss) to average net assets          1.34%**      1.83%      1.62%      3.13%      1.02%     1.17%
Portfolio turnover rate                                                21%**        29%        26%        49%        24%       15%
Net assets, end of period (in thousands)                         $122,328     $115,762   $104,890   $ 77,219   $ 70,683   $66,536
===================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/15 31

--------------------------------------------------------------------------------------------
                                                       Six Months
                                                       Ended         Year
                                                       4/30/15       Ended       12/20/12
                                                       (unaudited)   10/31/14    to 10/31/13
--------------------------------------------------------------------------------------------
Class K
Net asset value, beginning of period                   $ 36.52       $ 34.38     $ 28.30
--------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (loss)                         $  0.46       $  0.96     $  0.03
  Net realized and unrealized gain (loss)
     on investments                                       1.07          3.27        6.63
--------------------------------------------------------------------------------------------
Net increase (decrease) from investment
  operations                                           $  1.53       $  4.23     $  6.66
--------------------------------------------------------------------------------------------
Distribution to shareowners:
  Net investment income                                $ (0.53)      $ (0.94)    $ (0.58)
  Net realized gain                                      (3.15)        (1.15)         --
--------------------------------------------------------------------------------------------
Total distributions                                    $ (3.68)      $ (2.09)    $ (0.58)
--------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value             $ (2.15)      $  2.14     $  6.08
--------------------------------------------------------------------------------------------
Net asset value, end of period                         $ 34.37       $ 36.52     $ 34.38
============================================================================================
Total return*                                             4.31%        12.82%      23.72%(a)
Ratio of net expenses to average net assets               0.67%**       0.69%       0.66%**
Ratio of net investment income (loss) to
  average net assets                                      2.44%**       2.24%       1.84%**
Portfolio turnover rate                                     21%**         29%         26%
Net assets, end of period (in thousands)               $15,686       $10,849     $   117
============================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

(a)  Not annualized.

The accompanying notes are an integral part of these financial statements.

32 Pioneer Equity Income Fund | Semiannual Report | 4/30/15

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Six Months
                                                                 Ended        Year       Year       Year       Year       Year
                                                                 4/30/15      Ended      Ended      Ended      Ended      Ended
                                                                 (unaudited)  10/31/14   10/31/13   10/31/12   10/31/11   10/31/10
-----------------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                             $  36.88     $  34.71   $  28.24   $  26.45   $  24.14   $ 20.43
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                                  $   0.29     $   0.88   $   0.72   $   1.03   $   0.36   $  0.44
   Net realized and unrealized gain (loss) on investments            1.13         3.11       6.54       1.52       2.28      3.62
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations               $   1.42     $   3.99   $   7.26   $   2.55   $   2.64   $  4.06
-----------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                         $  (0.39)    $  (0.67)  $  (0.79)  $  (0.76)  $  (0.33)  $ (0.35)
   Net realized gain                                                (3.15)       (1.15)        --         --         --        --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              $  (3.54)    $  (1.82)  $  (0.79)  $  (0.76)  $  (0.33)  $ (0.35)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                       $  (2.12)    $   2.17   $   6.47   $   1.79   $   2.31   $  3.71
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $  34.76     $  36.88   $  34.71   $  28.24   $  26.45   $ 24.14
===================================================================================================================================
Total return*                                                        3.96%       11.95%     26.13%      9.76%     10.96%    20.03%
Ratio of net expenses to average net assets                          1.40%**      1.43%      1.41%      1.41%      1.48%     1.44%
Ratio of net investment income (loss) to average net assets          1.76%**      2.22%      2.09%      3.62%      1.46%     1.68%
Portfolio turnover rate                                                21%**        29%        26%        49%        24%       15%
Net assets, end of period (in thousands)                         $ 75,297     $ 79,042   $ 85,986   $ 79,557   $ 78,159   $67,450
===================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/15 33

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Six Months
                                                                 Ended        Year       Year       Year       Year       Year
                                                                 4/30/15      Ended      Ended      Ended      Ended      Ended
                                                                 (unaudited)  10/31/14   10/31/13   10/31/12   10/31/11   10/31/10
-----------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                             $  36.77     $  34.62   $  28.17   $  26.38   $  24.09   $  20.37
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                                  $   0.39     $   0.98   $   0.78   $   1.05   $   0.44   $   0.49
   Net realized and unrealized gain (loss) on investments            1.13         3.23       6.67       1.67       2.37       3.74
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations               $   1.52     $   4.21   $   7.45   $   2.72   $   2.81   $   4.23
-----------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                         $  (0.51)    $  (0.91)  $  (1.00)  $  (0.93)  $  (0.52)  $  (0.51)
   Net realized gain                                                (3.15)       (1.15)        --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              $  (3.66)    $  (2.06)  $  (1.00)  $  (0.93)  $  (0.52)  $  (0.51)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                       $  (2.14)    $   2.15   $   6.45   $   1.79   $   2.29   $   3.72
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $  34.63     $  36.77   $  34.62   $  28.17   $  26.38   $  24.09
===================================================================================================================================
Total return*                                                        4.27%       12.67%     26.98%     10.47%     11.73%     20.98%
Ratio of net expenses to average net assets                          0.77%**      0.79%      0.76%      0.77%      0.75%      0.72%
Ratio of net investment income (loss) to average net assets          2.36%**      2.85%      2.68%      4.20%      2.16%      2.38%
Portfolio turnover rate                                                21%**        29%        26%        49%        24%        15%
Net assets, end of period (in thousands)                         $523,527     $510,416   $448,509   $322,567   $238,647   $148,995
===================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

The accompanying notes are an integral part of these financial statements.

34 Pioneer Equity Income Fund | Semiannual Report | 4/30/15

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Six Months
                                                                 Ended        Year       Year       Year       Year       Year
                                                                 4/30/15      Ended      Ended      Ended      Ended      Ended
                                                                 (unaudited)  10/31/14   10/31/13   10/31/12   10/31/11   10/31/10
-----------------------------------------------------------------------------------------------------------------------------------
Class Z
Net asset value, beginning of period                             $  36.53     $  34.38   $  27.98   $  26.21   $  23.95   $ 20.27
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                                  $   0.45     $   1.54   $   0.84   $   0.93   $   0.30   $  0.38
   Net realized and unrealized gain (loss) on investments            1.04         2.61       6.51       1.74       2.48      3.80
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations               $   1.49     $   4.15   $   7.35   $   2.67   $   2.78   $  4.18
-----------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                         $  (0.48)    $  (0.85)  $  (0.95)  $  (0.90)  $  (0.52)  $ (0.50)
   Net realized gain                                                (3.15)       (1.15)        --         --         --        --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              $  (3.63)    $  (2.00)  $  (0.95)  $  (0.90)  $  (0.52)  $ (0.50)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                       $  (2.14)    $   2.15   $   6.40   $   1.77   $   2.26   $  3.68
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $  34.39     $  36.53   $  34.38   $  27.98   $  26.21   $ 23.95
===================================================================================================================================
Total return*                                                        4.21%       12.58%     26.80%     10.31%     11.67%    20.84%
Ratio of net expenses to average net assets                          0.90%**      0.88%      0.87%      0.87%      0.85%     0.81%
Ratio of net investment income (loss) to average net assets          2.28%**      2.94%      2.58%      3.98%      2.05%     2.25%
Portfolio turnover rate                                                21%**        29%        26%        49%        24%       15%
Net assets, end of period (in thousands)                         $  1,123     $  1,301   $  2,985   $  2,553   $  1,653   $   505
===================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/15 35

Notes to Financial Statements | 4/30/15 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Equity Income Fund (the Fund) is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

During the period covered by this report, the Fund offered six classes of shares designated as Class A, Class C, Class K, Class R, Class Y and Class Z shares. Class K shares commenced operations on December 20, 2012. The Fund ceased to offer Class B shares on November 10, 2014. Class B shares were converted to Class A shares as of the close of business on November 10, 2014. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class K, Class Y or Class Z shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

36 Pioneer Equity Income Fund | Semiannual Report | 4/30/15

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Shares of money market mutual funds are valued at such funds' net asset value.

     Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

     Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.,
     (PIM), the Fund's investment adviser, pursuant to procedures adopted by the Fund's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

     Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices and such differences could be material.

     At April 30, 2015, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services or broker-dealers).

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/15 37

B.   Investment Income and Transactions

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. As of October 31, 2014, the Fund did not accrue any interest or penalties with respect to unrecognized tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years are subject to examination by Federal and State tax authorities.

     The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

     The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions during the year ended October 31, 2014 was as follows:

     -----------------------------------------------------------------------------------
                                                                                    2014
     -----------------------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                                                        $ 34,882,719
     Long-term capital gain                                                   49,279,841
     -----------------------------------------------------------------------------------
          Total                                                             $ 84,162,560
     ===================================================================================

     The following shows the components of distributable earnings on a federal income tax basis at October 31, 2014:

38 Pioneer Equity Income Fund | Semiannual Report | 4/30/15

     -----------------------------------------------------------------------------------
                                                                                    2014
     -----------------------------------------------------------------------------------
     Distributable earnings:
     Undistributed ordinary income                                          $  5,889,102
     Undistributed long term capital gain                                    128,312,572
     Net unrealized appreciation                                             448,397,070
     -----------------------------------------------------------------------------------
        Total                                                               $582,598,744
     ===================================================================================

     The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and tax basis adjustments on Real Estate Investment Trust (REIT) holdings and partnerships.

D.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $45,465 in underwriting commissions on the sale of Class A shares during the six months ended April 30, 2015.

E.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 4). Class K, Class Y and Class Z shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class K, Class R, Class Y and Class Z shares can reflect different transfer agent and distribution expense rates.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/15 39

F.   Risks

     At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political or regulatory developments or other risks affecting those industries or sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

G.   Forward Foreign Currency Contracts

     The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 8).

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.60% of the Fund's average daily net assets up to $10 billion and 0.575% on assets over $10 billion. For the six months ended April 30, 2015, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.60% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $52,332, in management fees, administrative costs and certain other reimbursements payable to PIM at April 30, 2015.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts.

40 Pioneer Equity Income Fund | Semiannual Report | 4/30/15

For the six months ended April 30, 2015, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                                 $314,729
Class B                                                                      607
Class C                                                                   57,815
Class K                                                                      103
Class R                                                                   93,016
Class Y                                                                  293,844
Class Z                                                                    1,030
--------------------------------------------------------------------------------
  Total                                                                 $761,144
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $372,383 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at April 30, 2015.

4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $19,238 in distribution fees payable to PFD at April 30, 2015.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class K, Class R, Class Y and Class Z shares) may be subject to a contingent deferred sales charge
(CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/15 41 redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class K, Class R, Class Y or Class Z shares. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2015, CDSCs in the amount of $2,452 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended April 30, 2015, the Fund's expenses were not reduced under such arrangements.

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The credit facility in effect during the six months ended April 30, 2015 was in the amount of $215 million. Under such facility, depending on the type of loan, interest on borrowings is payable at the London Interbank Offered Rate
(LIBOR) plus 0.85% (0.90% prior to February 12, 2014) on an annualized basis, or the Alternate Base Rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date,
(b) 2% plus the Federal Funds Rate on the borrowing date and (c) 2% plus the overnight Euro dollar rate on the borrowing date. The Funds pay an annual commitment fee to participate in the credit facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended April 30, 2015, the Fund had no borrowings under the credit facility.

7. Affiliated Companies

The Fund's investments in certain companies may exceed 5% of the outstanding voting stock of those companies. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the six months ended April 30, 2015:

----------------------------------------------------------------------------------------------
               Beginning                          Corporate
               Balance     Purchases   Sales      Actions    Ending     Dividend
 Affiliates    (shares)    (shares)   (shares)    (shares)   (shares)   Income     Value
----------------------------------------------------------------------------------------------
 The Gorman-
   Rupp Co.    1,433,678        --    (70,315)        --     1,363,363  $279,704   $36,960,771

42 Pioneer Equity Income Fund | Semiannual Report | 4/30/15

8. Forward Foreign Currency Contracts

During the six months ended April 30, 2015, the Fund had entered into various forward foreign currency contracts that obligate the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency contract, the Fund may close out such contract by entering into an offsetting contract. The average value of contracts open during the six months ended April 30, 2015 was $1,517,813. There were no open forward foreign currency contracts at April 30, 2015.

9. Additional Disclosures about Derivative Instruments and Hedging Activities:

The effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2015 was as follows:

--------------------------------------------------------------------------------------------------
                                                                                   Change in
 Derivatives Not                                                                   Unrealized
 Accounted for as                                                 Realized         Appreciation or
 Hedging Instruments         Location of Gain                     Gain (Loss)      (Depreciation)
 Under Accounting            or (Loss) on                         on Derivatives   on Derivatives
 Standards Codification      Derivatives Recognized               Recognized       Recognized
 (ASC) 185                   in Income                            in Income        in Income
--------------------------------------------------------------------------------------------------
 Forward Foreign             Net realized gain (loss) on
  Currency Contracts         forward foreign currency contracts   $(139,669)

10. Change in Independent Registered Public Accounting Firm

The Board of Trustees of the Fund, with the approval and recommendation of the Audit Committee, appointed Deloitte & Touche LLP to serve as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2014. Deloitte & Touche LLP replaced Ernst & Young LLP, which resigned as the Fund's independent registered public accounting firm, effective upon completion of the audit of the Fund's financial statements for the fiscal year ended October 31, 2013.

During the periods that Ernst & Young LLP served as the Fund's independent registered public accounting firm, including the Fund's fiscal years ended October 31, 2013 and October 31, 2012, Ernst & Young LLP's reports on the financial statements of the Fund have not contained an adverse opinion or disclaimer of opinion and have not been qualified or modified as to uncertainty, audit scope or accounting principles. Further, there have been no disagreements with Ernst & Young LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of Ernst & Young LLP would have caused Ernst & Young LLP to make reference to the subject matter of the disagreement in connection with its report on the financial statements. In addition, there have been no reportable events of the kind described in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/15 43

11. Conversion of Class B Shares

As of the close of business on November 10, 2014 (the "Conversion Date"), all outstanding Class B shares of the Fund were converted to Class A shares.

12. Subsequent Event

As of the close of business on August 7, 2015 (the "Conversion Date"), all outstanding Class Z shares of the Fund will be converted to Class Y shares. Shareholders may continue to hold their Class Z shares until the Conversion. No sales charges or other charges will be assessed in connection with the Conversion.

ADDITIONAL INFORMATION

PIM, the Fund's investment adviser, is currently an indirect, wholly-owned subsidiary of UniCredit. On April 23, 2015, UniCredit announced that it signed a preliminary and exclusive agreement with Banco Santander and affiliates of Warburg Pincus and General Atlantic (the "Private Equity Firms") with respect to Pioneer Investments ("Pioneer") and Santander Asset
Management ("SAM") (the "Transaction").

Pursuant to the preliminary agreement, the Transaction will entail the establishment of a holding company, with the name Pioneer Investments, to be owned by UniCredit (50%) and the Private Equity Firms (50% between them).
The holding company will control Pioneer's U.S. operations, including the Adviser. The holding company also will own 66.7% of Pioneer's and SAM's combined operations outside the U.S., while Banco Santander will own directly the remaining 33.3% stake. The completion of the Transaction is subject to the signing of a definitive agreement, as well as certain regulatory and corporate approvals, and other conditions.

Under the Investment Company Act of 1940, completion of the Transaction will cause the Fund's investment advisory agreement with the Adviser to terminate. In connection with the Transaction, the Fund's Board of Trustees will be asked to approve a new investment advisory agreement for the Fund. If approved by the Board, the Fund's new investment advisory agreement will be submitted to the shareholders of the Fund for their approval.

44 Pioneer Equity Income Fund | Semiannual Report | 4/30/15

Trustees, Officers and Service Providers

Trustees                                    Advisory Trustee
Thomas J. Perna, Chairman                   Lorraine H. Monchak*
David R. Bock
Benjamin M. Friedman                        Officers
Margaret B.W. Graham                        Lisa M. Jones, President and Chief
Marguerite A. Piret                            Executive Officer
Fred J. Ricciardi                           Mark E. Bradley, Treasurer and
Kenneth J. Taubes                              Chief Financial Officer
                                            Christopher J. Kelley, Secretary and
                                               Chief Legal Officer
Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

* Ms. Monchak is a non-voting Advisory Trustee.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/15 45

                           This page for your notes.

46 Pioneer Equity Income Fund | Semiannual Report | 4/30/15

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                     Pioneer Equity Income Fund | Semiannual Report | 4/30/15 47
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                           This page for your notes.

48 Pioneer Equity Income Fund | Semiannual Report | 4/30/15

                           This page for your notes.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/15 49
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                           This page for your notes.

50 Pioneer Equity Income Fund | Semiannual Report | 4/30/15

                           This page for your notes.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/15 51
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                           This page for your notes.

52 Pioneer Equity Income Fund | Semiannual Report | 4/30/15

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2015 Pioneer Investments 19381-09-0615

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Not applicable.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the period ended April 30, 2015, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Not applicable.

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date June 26, 2015


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date June 26, 2015


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date June 26, 2015

* Print the name and title of each signing officer under his or her signature.